Directors' and key management remuneration - Additional information (Detail)	12 Months Ended
	Dec. 31, 2021 USD ($) Director	Dec. 31, 2020 USD ($) Director	Dec. 31, 2019 USD ($) Director
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration incurred	$ 28,787,000	$ 59,797,000	$ 40,494,000
Aggregate pension contribution to defined contribution plans	300,000	369,000	477,000
Other employment costs	$ 1,511,000	$ 2,130,000	$ 2,066,000
Defined Benefit Plan
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | Director	0	0	0
Defined Contribution Plans
Disclosure Of Directors And Key Management Remuneration [Line Items]
Number of directors accrued retirement benefits under defined contribution arrangements | Director	2	2	2
Rio Tinto plc
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate remuneration incurred	$ 7,522,000	$ 14,983,000	$ 11,565,000
Aggregate pension contribution to defined contribution plans	9,000	29,000	42,000
Rio Tinto Limited
Disclosure Of Directors And Key Management Remuneration [Line Items]
Aggregate pension contribution to defined contribution plans	0	0	0
Aggregate remuneration including pension contributions and other retirement benefits	$ 642,000	$ 707,000	$ 749,000